UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2006

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Aerospace & Defense — 1.6%
444,781	United Technologies Corp.	$28,701,718

Apparel/Shoes — 0.5%
347,800	Chico’s FAS, Inc.*	8,260,250

Audio & Visual Equipment — 1.2%
203,230	Harman International Industries, Inc.	21,103,403

Beverages — 4.1%
421,350	Fortune Brands, Inc.	34,087,215
678,450	PepsiCo., Inc.	42,043,546

		76,130,761

Biotechnology — 7.8%
615,600	Amgen, Inc.*	43,707,600
561,059	Celgene Corp.*	31,267,818
442,100	Genentech, Inc.*	36,141,675
958,674	MedImmune, Inc.*	31,339,053

		142,456,146

Commercial Services — 3.8%
358,431	Moody’s Corp.	24,903,786
668,972	The McGraw-Hill Companies, Inc.	44,586,984

		69,490,770

Computer Hardware — 1.1%
1,550,200	EMC Corp.*	20,323,122

Computer Services — 3.3%
200,500	CheckFree Corp.*	8,382,905
1,103,120	First Data Corp.(a)	27,853,780
1,103,120	Western Union Co.*	25,151,136

		61,387,821

Computer Software — 6.2%
634,380	Electronic Arts, Inc.*	35,430,123
2,679,600	Microsoft Corp.	78,592,668

		114,022,791

Drugs & Medicine — 1.8%
701,437	Pfizer, Inc.	19,282,503
294,700	Wyeth	14,228,116

		33,510,619

Financials — 5.4%
35,900	Chicago Mercantile Exchange Holdings, Inc.	19,228,040
165,400	Legg Mason, Inc.	15,772,544
200,700	Merrill Lynch & Co., Inc.(a)	17,547,201
286,400	Morgan Stanley	21,812,224
1,384,000	The Charles Schwab Corp.	25,382,560

		99,742,569

Foods — 0.4%
130,150	The Hershey Co.	6,894,046

Shares	Description	Value
Common Stocks — (continued)
Gaming/Lodging — 0.7%
163,810	Harrah’s Entertainment, Inc.	$12,891,847

Household/Personal Care — 0.7%
471,640	Newell Rubbermaid, Inc.	13,437,024

Internet & Online — 6.3%
131,708	Google, Inc.*	63,867,843
1,884,889	Yahoo!, Inc.*	50,873,154

		114,740,997

Manufacturing — 1.5%
412,900	Rockwell Automation, Inc.	26,871,532

Medical Products — 5.4%
648,900	Medtronic, Inc.	33,827,157
478,668	St. Jude Medical, Inc.*	17,839,956
331,685	Stryker Corp.	17,201,184
258,860	Thermo Fisher Scientific, Inc.*	11,345,834
255,663	Zimmer Holdings, Inc.*	18,653,173

		98,867,304

Medical Supplies — 0.5%
211,576	Charles River Laboratories International, Inc.*	8,833,298

Movies & Entertainment — 0.9%
431,565	Viacom, Inc. Class B*	16,188,003

Networking/Telecommunications Equipment — 5.1%
2,061,975	Cisco Systems, Inc.*	55,425,888
783,700	Motorola, Inc.	17,374,629
151,244	Research In Motion Ltd.*	20,997,205

		93,797,722

Oil & Gas — 7.5%
690,810	Canadian Natural Resources Ltd.	37,490,259
1,066,800	Chesapeake Energy Corp.(a)	36,303,204
293,400	Quicksilver Resources, Inc.*(a)	12,413,754
650,210	Suncor Energy, Inc.	51,379,594

		137,586,811

Oil Well Services & Equipment — 6.4%
628,910	Baker Hughes, Inc.	46,180,861
210,600	Grant Prideco, Inc.*	9,228,492
665,848	Schlumberger Ltd.	45,597,271
382,100	Weatherford International Ltd.*	17,160,111

		118,166,735

Producer Goods — 0.7%
182,970	W.W. Grainger, Inc.	13,239,709

Publishing — 1.1%
337,712	Lamar Advertising Co.*	20,380,919

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — 6.7%
1,165,100	Lowe’s Companies, Inc.	$35,139,416
702,600	Target Corp.	40,814,034
841,770	Wal-Mart Stores, Inc.	38,805,597
258,400	Williams-Sonoma, Inc.	8,196,448

		122,955,495

Semiconductors — 4.4%
514,360	Intel Corp.	10,981,586
1,104,848	Linear Technology Corp.	35,509,815
958,390	QUALCOMM, Inc.	35,067,490

		81,558,891

Specialty Finance — 7.2%
484,430	American Express Co.	28,445,730
343,643	Fannie Mae	19,597,960
1,264,900	Freddie Mac	84,950,684

		132,994,374

Technology Services — 0.8%
172,640	Cognizant Technology Solutions Corp.*	14,080,518

Telecommunications — 4.5%
1,232,300	American Tower Corp.*	46,667,201
325,165	Crown Castle International Corp.*	11,205,186
219,200	NeuStar, Inc.*	7,288,400
931,627	Sprint Nextel Corp.(a)	18,176,043

		83,336,830

TOTAL COMMON STOCKS		$1,791,952,025

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.6%
Joint Repurchase Agreement Account II
$47,300,000	5.310%	12/01/2006	$47,300,000
Maturity Value: $47,306,977

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,839,252,025

Shares	Description	Value
Securities Lending Collateral — 2.3%
42,112,075	Boston Global Investment Trust — Enhanced Portfolio	$42,112,075

TOTAL INVESTMENTS — 102.5%		$1,881,364,100

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(46,189,925)

NET ASSETS — 100.0%		$1,835,174,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,462,368,110

Gross unrealized gain	447,929,083
Gross unrealized loss	(28,933,093)

Net unrealized security gain	$418,995,990

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 1.3%
67,020	United Technologies Corp.	$4,324,801

Beverages — 4.3%
80,550	Fortune Brands, Inc.	6,516,495
126,760	PepsiCo., Inc.	7,855,317

		14,371,812

Biotechnology — 7.6%
116,880	Amgen, Inc.*	8,298,480
108,370	Celgene Corp.*	6,039,460
56,870	Genentech, Inc.*	4,649,123
193,520	MedImmune, Inc.*	6,326,169

		25,313,232

Broadcasting & Cable/Satellite TV — 0.5%
120,590	XM Satellite Radio Holdings, Inc.*(a)	1,741,320

Commercial Services — 4.1%
204,088	The McGraw-Hill Companies, Inc.	13,602,465

Computer Hardware — 2.4%
123,300	Dell, Inc.*	3,358,692
353,870	EMC Corp.*	4,639,236

		7,997,928

Computer Services — 4.1%
285,880	First Data Corp.	7,218,470
289,460	Western Union Co.*	6,599,688

		13,818,158

Computer Software — 5.1%
112,990	Electronic Arts, Inc.*	6,310,491
361,960	Microsoft Corp.	10,616,287

		16,926,778

Drugs & Medicine — 0.9%
63,630	Wyeth	3,072,056

Financials — 4.4%
72,570	Legg Mason, Inc.	6,920,275
426,430	The Charles Schwab Corp.	7,820,726

		14,741,001

Foods — 2.5%
61,680	The Hershey Co.	3,267,189
96,347	Wm. Wrigley Jr. Co.	5,052,437

		8,319,626

Gaming/Lodging — 0.8%
34,360	Harrah’s Entertainment, Inc.	2,704,132

Internet & Online — 5.4%
20,190	Google, Inc.*	9,790,535

Shares	Description	Value
Common Stocks — (continued)
Internet & Online — (continued)
309,050	Yahoo!, Inc.*	$8,341,259

		18,131,794

Medical Products — 10.5%
162,981	Medtronic, Inc.	8,496,199
240,630	St. Jude Medical, Inc.*	8,968,280
95,910	Stryker Corp.	4,973,893
138,630	Thermo Fisher Scientific, Inc.*	6,076,153
91,180	Zimmer Holdings, Inc.*	6,652,493

		35,167,018

Movies & Entertainment — 1.2%
108,637	Viacom, Inc. Class B*	4,074,974

Networking/Telecommunications Equipment — 5.3%
317,550	Cisco Systems, Inc.*	8,535,744
217,140	Motorola, Inc.	4,813,994
32,340	Research In Motion Ltd.*	4,489,762

		17,839,500

Oil & Gas — 3.7%
156,500	Suncor Energy, Inc.	12,366,630

Oil Well Services & Equipment — 8.7%
160,460	Baker Hughes, Inc.	11,782,578
229,030	Schlumberger Ltd.	15,683,974
40,000	Weatherford International Ltd.*	1,796,400

		29,262,952

Publishing — 1.1%
59,720	Lamar Advertising Co.*	3,604,102

Retailing — 8.2%
261,460	Lowe’s Companies, Inc.	7,885,634
139,650	Target Corp.	8,112,268
178,880	Wal-Mart Stores, Inc.	8,246,368
97,900	Williams-Sonoma, Inc.	3,105,388

		27,349,658

Semiconductors — 5.0%
178,370	Linear Technology Corp.	5,732,812
296,210	QUALCOMM, Inc.	10,838,324

		16,571,136

Specialty Finance — 6.8%
101,080	American Express Co.	5,935,418
252,090	Freddie Mac	16,930,364

		22,865,782

Telecommunications — 5.4%
135,300	American Tower Corp.*	5,123,811
259,220	Crown Castle International Corp.*	8,932,722

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunications — (continued)
210,620	Sprint Nextel Corp.	$4,109,196

		18,165,729

TOTAL COMMON STOCKS		$332,332,584

Securities Lending Collateral — 0.3%
1,087,500	Boston Global Investment Trust - Enhanced Portfolio	$1,087,500

TOTAL INVESTMENTS — 99.6%		$333,420,084

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,286,409

NET ASSETS — 100.0%		$334,706,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$278,625,598

Gross unrealized gain	63,423,952
Gross unrealized loss	(8,629,466)

Net unrealized security gain	$54,794,486

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Aerospace & Defense — 1.6%
54,710	United Technologies Corp.	$3,530,436

Beverages — 3.6%
124,320	PepsiCo., Inc.	7,704,110

Biotechnology — 6.1%
56,950	Amgen, Inc.*	4,043,450
79,370	Celgene Corp.*	4,423,290
147,990	MedImmune, Inc.*	4,837,793

		13,304,533

Broadcasting & Cable/Satellite TV — 1.6%
247,880	XM Satellite Radio Holdings, Inc.*	3,579,387

Commercial Services — 6.0%
195,080	The McGraw-Hill Companies, Inc.	13,002,082

Computer Hardware — 0.9%
142,610	EMC Corp.*	1,869,617

Computer Services — 6.9%
81,030	CheckFree Corp.*	3,387,864
242,980	First Data Corp.	6,135,245
242,980	Western Union Co.	5,539,944

		15,063,053

Computer Software — 6.4%
115,140	Electronic Arts, Inc.*	6,430,569
253,890	Microsoft Corp.	7,446,594

		13,877,163

Consumer Services — 1.0%
83,125	Realogy Corp.*	2,168,731

Financials — 2.8%
326,890	The Charles Schwab Corp.	5,995,163

Gaming/Lodging — 1.8%
49,460	Harrah’s Entertainment, Inc.	3,892,502

Internet & Online — 7.0%
16,760	Google, Inc.*	8,127,259
261,510	Yahoo!, Inc.*	7,058,155

		15,185,414

Medical Products — 5.8%
183,370	St. Jude Medical, Inc.*	6,834,200
39,770	Stryker Corp.	2,062,472
49,680	Zimmer Holdings, Inc.*	3,624,653

		12,521,325

Movies & Entertainment — 2.1%
118,935	Viacom, Inc. Class B*	4,461,252

Networking/Telecommunications Equipment — 5.8%
193,970	Cisco Systems, Inc.*	5,213,913

Shares	Description	Value
Common Stocks — (continued)
Networking/Telecommunications Equipment — (continued)
53,190	Research In Motion Ltd.*	$7,384,368

		12,598,281

Oil & Gas — 3.4%
94,110	Suncor Energy, Inc.	7,436,572

Oil Well Services & Equipment — 7.3%
94,970	Baker Hughes, Inc.	6,973,647
129,430	Schlumberger Ltd.	8,863,367

		15,837,014

Retailing — 6.7%
127,860	Lowe’s Companies, Inc.	3,856,258
100,580	Target Corp.	5,842,692
105,830	Wal-Mart Stores, Inc.	4,878,763

		14,577,713

Semiconductors — 5.8%
164,182	Linear Technology Corp.	5,276,809
197,720	QUALCOMM, Inc.	7,234,575

		12,511,384

Specialty Finance — 8.9%
84,810	American Express Co.	4,980,043
214,340	Freddie Mac	14,395,075

		19,375,118

Telecommunications — 7.3%
199,460	American Tower Corp.*	7,553,550
121,280	Crown Castle International Corp.*	4,179,309
213,990	Sprint Nextel Corp.	4,174,945

		15,907,804

TOTAL COMMON STOCKS		$214,398,654

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 4.7%
Joint Repurchase Agreement Account II
$10,100,000	5.310%	12/01/2006	$10,100,000
Maturity Value: $10,101,490

TOTAL INVESTMENTS — 103.5%			$224,498,654

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%			(7,611,833)

NET ASSETS — 100.0%			$216,886,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$194,861,527

Gross unrealized gain	34,924,791
Gross unrealized loss	(5,287,664)

Net unrealized security gain	$29,637,127

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 100.3%
Aerospace & Defense — 2.2%
556,950	Alliant Techsystems, Inc.*	$43,057,805

Apparel/Shoes — 5.5%
1,611,036	Chico’s FAS, Inc.*	38,262,105
1,039,777	Coach, Inc.*	44,928,764
1,111,500	Urban Outfitters, Inc.*	24,764,220

		107,955,089

Audio & Visual Equipment — 2.7%
504,320	Harman International Industries, Inc.(a)	52,368,589

Auto Parts & Related — 1.6%
1,936,464	Gentex Corp.	32,087,208

Banks — 0.5%
298,830	Commerce Bancorp, Inc.(a)	10,387,331

Beverages — 2.5%
603,926	Fortune Brands, Inc.	48,857,613

Biotechnology — 3.2%
565,596	Celgene Corp.*	31,520,665
964,619	MedImmune, Inc.*	31,533,395

		63,054,060

Broadcasting & Cable/Satellite TV — 3.2%
344,542	Cablevision Systems Corp.	9,567,931
3,743,680	Entravision Communications Corp.*(b)	26,804,749
1,757,143	XM Satellite Radio Holdings, Inc.*(a)	25,373,145

		61,745,825

Commercial Services — 3.0%
328,090	Alliance Data Systems Corp.*	21,230,704
106,823	First Solar, Inc.*	3,023,091
556,521	Iron Mountain, Inc.*	23,986,055
357,131	Suntech Power Holdings Co., Ltd. ADR*	10,688,931

		58,928,781

Computer Hardware — 1.7%
1,143,032	Jabil Circuit, Inc.	32,416,388

Computer Services — 4.4%
1,529,989	Ceridian Corp.*	37,500,030
1,142,697	CheckFree Corp.*(a)	47,776,162

		85,276,192

Computer Software — 4.7%
2,262,915	Activision, Inc.*	38,582,701
153,738	Electronic Arts, Inc.*	8,586,267
1,246,291	NAVTEQ*	44,579,829

		91,748,797

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — 2.4%
385,270	VCA Antech, Inc.*	$12,421,105
700,024	Weight Watchers International, Inc.	34,259,174

		46,680,279

Electrical Equipment — 1.4%
1,109,349	Dresser-Rand Group, Inc.*	26,857,339

Financials — 2.0%
404,053	Legg Mason, Inc.	38,530,494

Foods — 1.3%
483,528	The Hershey Co.	25,612,478

Gaming/Lodging — 1.8%
124,100	Harrah’s Entertainment, Inc.	9,766,670
756,645	Hilton Hotels Corp.	24,840,655

		34,607,325

Health Care Services — 0.9%
282,424	Covance, Inc.*	16,908,725

Household/Personal Care — 0.8%
136,241	Chattem, Inc.*	6,640,386
338,739	Newell Rubbermaid, Inc.	9,650,674

		16,291,060

Insurance — 1.6%
758,445	Willis Group Holdings Ltd.	30,534,996

Internet & Online — 1.3%
2,820,976	CNET Networks, Inc.*	25,558,043

Manufacturing — 4.2%
825,130	American Standard Companies, Inc.	36,974,076
694,765	Rockwell Automation, Inc.	45,215,306

		82,189,382

Medical Products — 7.2%
467,093	C.R. Bard, Inc.	38,437,083
59,396	Cytyc Corp.*	1,557,363
1,236,968	St. Jude Medical, Inc.*	46,101,797
520,392	Thermo Fisher Scientific, Inc.*	22,808,781
433,711	Zimmer Holdings, Inc.*(a)	31,643,555

		140,548,579

Medical Supplies — 1.7%
821,529	Charles River Laboratories International, Inc.*	34,298,836

Networking/Telecommunications Equipment — 2.3%
320,960	Research In Motion Ltd.*	44,558,877

Oil & Gas — 2.9%
745,800	Newfield Exploration Co.*	37,118,466

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
460,133	Quicksilver Resources, Inc.*(a)	$19,468,227

		56,586,693

Oil Well Services & Equipment — 9.3%
1,019,272	Cameron International Corp.*	55,366,855
675,352	Grant Prideco, Inc.*	29,593,925
1,124,505	Smith International, Inc.	47,634,032
1,120,177	Weatherford International Ltd.*(a)	50,307,149

		182,901,961

Other Technology — 3.2%
745,053	Amphenol Corp.	50,760,461
1,136,044	Cogent, Inc.*(a)	12,871,378

		63,631,839

Producer Goods — 2.4%
645,675	W.W. Grainger, Inc.	46,721,043

Publishing — 0.7%
243,594	Lamar Advertising Co.*	14,700,898

Retailing — 4.0%
938,491	Advance Auto Parts, Inc.	33,410,280
1,432,611	Williams-Sonoma, Inc.(a)	45,442,421

		78,852,701

Semi Capital — 4.0%
998,417	FormFactor, Inc.*	37,300,859
1,063,324	Tessera Technologies, Inc.*(a)	40,268,080

		77,568,939

Semiconductors — 3.1%
409,000	Advanced Micro Devices, Inc.*(a)	8,822,130
1,360,640	Linear Technology Corp.(a)	43,730,970
377,950	Marvell Technology Group Ltd.*	7,800,888

		60,353,988

Technology Services — 1.7%
410,513	Cognizant Technology Solutions Corp.*	33,481,440

Telecommunications — 4.9%
569,359	American Tower Corp.*	21,561,625
1,096,150	Crown Castle International Corp.*	37,773,329
1,109,047	NeuStar, Inc.*	36,875,813

		96,210,767

TOTAL COMMON STOCKS		$1,962,070,360

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 0.0%
Joint Repurchase Agreement Account II
$600,000	5.310%	12/01/2006	$600,000
Maturity Value: $600,089

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,962,670,360

Shares	Description	Value
Securities Lending Collateral — 4.6%
90,571,600	Boston Global Investment Trust — Enhanced Portfolio	$90,571,600

TOTAL INVESTMENTS — 104.9%		$2,053,241,960

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(96,099,449)

NET ASSETS — 100.0%		$1,957,142,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer, which is defined by the 1940 Act as a security in which a Fund has an ownership control of at least 5% of the voting securities.

(c) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,801,128,939

Gross unrealized gain	336,870,110
Gross unrealized loss	(84,757,089)

Net unrealized security gain	$252,113,021

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
Aerospace/Defense — 1.3%
14,900	Alliant Techsystems, Inc.*	$1,151,919

Apparel/Shoes — 2.6%
46,610	Chico’s FAS, Inc.*	1,106,988
50,130	Urban Outfitters, Inc.*	1,116,896

		2,223,884

Audio & Visual Equipment — 1.7%
14,060	Harman International Industries, Inc.	1,459,990

Audio Technology — 1.4%
43,020	Dolby Laboratories, Inc.*	1,227,791

Banks — 1.1%
20,400	Bancshares of Florida, Inc.*	425,952
15,880	Commerce Bancorp, Inc.	551,989

		977,941

Biotechnology — 2.1%
33,900	MedImmune, Inc.*	1,108,191
32,600	PDL BioPharma, Inc.*	740,346

		1,848,537

Broadcasting & Cable/Satellite TV — 1.3%
132,370	Entravision Communications Corp.*	947,769
47,700	Imax Corp.*(a)	161,226

		1,108,995

Commercial Services — 7.0%
13,340	Alliance Data Systems Corp.*	863,231
16,500	Bankrate, Inc.*(a)	602,250
20,870	Bright Horizons Family Solutions, Inc.*	767,181
14,100	First Solar, Inc.*	399,030
14,630	Iron Mountain, Inc.*	630,553
45,280	LoJack Corp.*	687,350
21,060	Rollins, Inc.	461,425
19,700	Suntech Power Holdings Co., Ltd. ADR*	589,621
34,140	Wright Express Corp.*	1,053,561

		6,054,202

Computer Hardware — 2.3%
28,090	Coinstar, Inc.*	916,858
31,700	Jabil Circuit, Inc.	899,012
50,920	Mobility Electronics, Inc.*(a)	163,962

		1,979,832

Computer Services — 2.3%
35,870	Ceridian Corp.*	879,174
28,000	CheckFree Corp.*	1,170,680

		2,049,854

Shares	Description	Value
Common Stocks — (continued)
Computer Software — 3.7%
102,320	Activision, Inc.*	$1,744,556
40,370	NAVTEQ*	1,444,035

		3,188,591

Consumer Services — 3.8%
23,900	Ritchie Bros. Auctioneers, Inc.	1,292,512
32,300	VCA Antech, Inc.*	1,041,352
19,550	Weight Watchers International, Inc.	956,777

		3,290,641

Drugs & Medicine — 3.1%
14,100	Alexion Pharmaceuticals, Inc.*	610,248
117,790	OraSure Technologies, Inc.*	1,014,172
18,200	Progenics Pharmaceuticals, Inc.*	498,316
37,500	Vanda Pharmaceuticals, Inc.*(a)	560,250

		2,682,986

Electrical Equipment — 1.4%
49,600	Dresser-Rand Group, Inc.*	1,200,816

Financials — 5.0%
36,800	Cowen Group, Inc.*	623,024
21,100	Eaton Vance Corp.	673,090
21,120	Federated Investors, Inc. Class B	700,762
20,720	Nuveen Investments	1,028,126
27,655	Raymond James Financial, Inc.	871,409
11,100	Stifel Financial Corp.*	433,122

		4,329,533

Gaming/Lodging — 1.6%
20,250	Orient-Express Hotels Ltd.	866,903
8,080	Station Casinos, Inc.	549,763

		1,416,666

Health Care Services — 1.1%
16,050	Covance, Inc.*	960,913

Hospitals & Related — 2.1%
34,680	Psychiatric Solutions, Inc.*	1,262,005
32,920	Symbion, Inc.*	584,330

		1,846,335

Household/Personal Care — 3.4%
25,300	Central Garden & Pet Co.*	1,320,660
33,210	Chattem, Inc.*	1,618,655

		2,939,315

Internet & Online — 1.5%
6,800	Baidu.com, Inc. ADR*	787,304

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Online — (continued)
56,940	CNET Networks, Inc.*	$515,876

		1,303,180

Leisure — 0.6%
11,540	Life Time Fitness, Inc.*	569,037

Manufacturing — 3.6%
15,000	Kennametal, Inc.	916,200
22,770	Roper Industries, Inc.	1,168,329
25,280	Watts Water Technologies, Inc.	1,052,406

		3,136,935

Medical Products — 4.6%
17,900	ArthroCare Corp.*	745,893
45,440	Cytyc Corp.*	1,191,437
12,500	Gen-Probe, Inc.*	609,250
55,954	Natus Medical, Inc.*	909,812
42,200	Northstar Neuroscience, Inc.*(a)	509,354

		3,965,746

Medical Supplies — 1.0%
6,610	Cadence Pharmaceuticals, Inc.*	87,583
18,960	Charles River Laboratories International, Inc.*	791,580

		879,163

Movies & Entertainment — 0.4%
14,000	LodgeNet Entertainment Corp.*	331,100

Networking/Telecommunications Equipment — 1.1%
24,410	FLIR Systems, Inc.*(a)	786,246
8,600	Optium Corp.*	173,720

		959,966

Oil & Gas — 4.0%
31,400	Delta Petroleum Corp.*	948,908
71,740	OPTI Canada, Inc.*	1,239,377
30,200	Quicksilver Resources, Inc.*(a)	1,277,762

		3,466,047

Oil Well Services & Equipment — 5.1%
25,880	Cameron International Corp.*	1,405,802
30,140	Grant Prideco, Inc.*	1,320,735
274,500	UTS Energy Corp.*	1,021,518
14,890	W-H Energy Services, Inc.*	710,997

		4,459,052

Other Health Care — 1.2%
15,800	eHealth, Inc.*	354,078

Shares	Description	Value
Common Stocks — (continued)
Other Health Care — (continued)
36,000	Physicians Formula Holdings, Inc.*	$658,800

		1,012,878

Other Producer Goods & Services — 1.0%
60,610	TurboChef Technologies, Inc.*(a)	878,239

Other Technology — 2.1%
20,050	Amphenol Corp.	1,366,006
38,460	Cogent, Inc.*	435,752

		1,801,758

Producer Goods — 2.3%
16,430	Fastenal Co.(a)	591,316
19,170	W.W. Grainger, Inc.	1,387,141

		1,978,457

Publishing — 0.9%
12,600	Lamar Advertising Co.*	760,410

Restaurants — 2.8%
8,200	Chipotle Mexican Grill, Inc.*(a)	475,190
20,080	P.F. Chang’s China Bistro, Inc.*(a)	724,888
8,290	Panera Bread Co.*	476,261
54,242	Texas Roadhouse, Inc.*	745,285

		2,421,624

Retailing — 5.6%
19,300	Advance Auto Parts, Inc.	687,080
16,580	Blue Nile, Inc.*(a)	555,596
16,500	GameStop Corp.*	924,825
29,555	Select Comfort Corp.*	511,597
17,790	Tractor Supply Co.*	846,804
43,310	Williams-Sonoma, Inc.	1,373,793

		4,899,695

Semi Capital — 5.4%
63,380	Eagle Test Systems, Inc.*	981,123
38,250	FormFactor, Inc.*	1,429,020
60,090	Tessera Technologies, Inc.*	2,275,608

		4,685,751

Semiconductors — 1.2%
21,110	Microchip Technology, Inc.	720,062
40,950	PMC-Sierra, Inc.*	311,630

		1,031,692

Specialty Finance — 1.0%
9,171	Advanta Corp. Class B	418,381
12,100	Evercore Partners, Inc.*	446,369

		864,750

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Services — 0.6%
35,600	TradeStation Group, Inc.*	$519,404

Telecommunications — 4.7%
31,840	Crown Castle International Corp.*	1,097,206
29,900	Heartland Payment Systems, Inc.(a)	849,160
33,370	NeuStar, Inc.*	1,109,552
35,650	SBA Communications Corp.*	1,011,391

		4,067,309

TOTAL COMMON STOCKS		$85,930,934

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.2%
Joint Repurchase Agreement Account II
$200,000	5.310%	12/01/2006	$200,000
Maturity Value: $200,030

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$86,130,934

Shares	Description	Value
Securities Lending Collateral — 8.3%
6,977,975	Boston Global Investment Trust — Enhanced Portfolio	$6,977,975

TOTAL INVESTMENTS — 107.5%		$93,108,909

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(6,280,294)

NET ASSETS — 100.0%		$86,828,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR — American Depositary Receipt

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$89,324,952

Gross unrealized gain	8,524,062
Gross unrealized loss	(4,740,105)

Net unrealized security gain	$3,783,957

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At November 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Capital Growth	$47,300,000

Concentrated Growth	10,100,000

Growth Opportunities	600,000

Small/Mid Cap Growth	200,000

GOLDMAN SACHS GROWTH EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.31%	12/01/2006	$500,073,750

Banc of America Securities LLC	750,000,000	5.31	12/01/2006	750,110,625

Barclays Capital PLC	900,000,000	5.31	12/01/2006	900,132,750

Barclays Capital PLC	350,000,000	5.32	12/01/2006	350,051,722

Credit Suisse First Boston LLC	750,000,000	5.31	12/01/2006	750,110,625

Deutsche Bank Securities, Inc.	2,900,000,000	5.31	12/01/2006	2,900,427,750

Greenwich Capital Markets	300,000,000	5.31	12/01/2006	300,044,250

Merrill Lynch	500,000,000	5.31	12/01/2006	500,073,750

Morgan Stanley & Co.	650,000,000	5.31	12/01/2006	650,095,875

UBS Securities LLC	888,200,000	5.31	12/01/2006	888,331,009

UBS Securities LLC	125,000,000	5.33	12/01/2006	125,018,507

Wachovia Capital Markets	250,000,000	5.30	12/01/2006	250,036,806

TOTAL	$8,863,200,000			$8,864,507,419

At November 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/01/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 13.30%, due 01/01/2007 to 09/01/2036; Federal National Mortgage Association, 0.00% to 15.00%, due 02/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 11/15/2036. The aggregate market value of the collateral, including accrued interest, was $8,941,477,928.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 29, 2007

* Print the name and title of each signing officer under his or her signature.